Related party transactions - Year end balances (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties
Amounts receivable, related party transactions		¥ 15,027,000
Trade receivables	¥ 283,186,000	145,468,000
Prepayment and other receivables	51,695,000
Financial assets at fair value through profit or loss (Note 20)	1,655,509,000	2,540,925,000
Derivative financial liabilities	2,682,000	2,438,000
Ping An Group and its subsidiaries [Member]
Disclosure of transactions between related parties
Amounts receivable, related party transactions		15,027,000
Trade receivables	281,223,000	142,223,000
Contract assets	71,114,000	75,383,000
Prepayment and other receivables	190,447,000	40,848,000
Financial assets at fair value through profit or loss (Note 20)	1,655,509,000	2,540,925,000
Cash and restricted cash	2,391,879,000	4,317,364,000
Trade and other payables	155,337,000	308,700,000
Contract liabilities	5,775,000
Short?term borrowings (Note 27)	1,210,920,000	3,072,755,000
Derivative financial liabilities	2,682,000	2,438,000
Puhui Lixin
Disclosure of transactions between related parties
Trade receivables	¥ 1,963,000	¥ 3,245,000